Note 3 - Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Jan. 10, 2013
Note 3 - Significant Accounting Policies (Details) [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 354,153	$ 43,209
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,149,283	7,034,647	7,830,059
Unsecured Convertible Debentures [Member]
Note 3 - Significant Accounting Policies (Details) [Line Items]
Debt Instrument, Face Amount				$ 1,500,000